Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 CNY	Sep. 30, 2012 Buildings [Member] USD ($)	Sep. 30, 2012 Buildings [Member] CNY	Mar. 31, 2012 Buildings [Member] CNY	Sep. 30, 2012 Leasehold Improvements [Member] USD ($)	Sep. 30, 2012 Leasehold Improvements [Member] CNY	Mar. 31, 2012 Leasehold Improvements [Member] CNY	Sep. 30, 2012 Machineries [Member] USD ($)	Sep. 30, 2012 Machineries [Member] CNY	Mar. 31, 2012 Machineries [Member] CNY	Sep. 30, 2012 Motor Vehicles [Member] USD ($)	Sep. 30, 2012 Motor Vehicles [Member] CNY	Mar. 31, 2012 Motor Vehicles [Member] CNY	Sep. 30, 2012 Furniture, Fixtures and Office Equipment [Member] USD ($)	Sep. 30, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Sep. 30, 2012 Construction-in-Progress [Member] USD ($)	Sep. 30, 2012 Construction-in-Progress [Member] CNY	Mar. 31, 2012 Construction-in-Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 70,352	442,148	352,808	$ 29,844	187,558	150,181	$ 6,996	43,970	42,783	$ 14,582	91,648	86,395	$ 1,765	11,093	8,939	$ 4,956	31,146	27,500	$ 12,209	76,733	37,010
Less: Accumulated depreciation	(15,413)	(96,869)	(84,946)
Total property, plant and equipment, net	$ 54,939	345,279	267,862